Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits

Note 5 - Deposits

The components of deposits at December 31, 2016 and 2015 consist of the following:

	2016	2015
	(In Thousands)

Non-interest bearing	$8,423	$6,974
NOW accounts	29,725	28,751
Regular savings, tax escrow and demand clubs	26,655	27,306
Money market	30,123	21,029
Individual retirement accounts	6,975	8,252
Certificates of deposit	81,033	93,249

	$182,934	$185,561

As of December 31, 2016, individual retirement accounts and certificates of deposit have scheduled maturities as follows (in thousands):

2017	$63,383
2018	18,931
2019	1,947
2020	2,029
2021	1,718

$88,008

The aggregate amount of time deposits, each with a minimum denomination of $250,000 was $7,746,000 and $11,100,000 at December 31, 2016 and 2015, respectively. Under the Dodd-Frank Act, deposit insurance per account owner is $250,000.

Interest expense on deposits for the years ended December 31, 2016 and 2015 is as follows:

	2016	2015
	(In Thousands)

NOW accounts	$74	$36
Regular savings and demand clubs	102	127
Money market	100	63
Individual retirement accounts	64	105
Certificates of deposit	1,096	921

	$1,436	$1,252